Stock options (Modification of Existing Canadian Dollar Denominated Options) (Details) CAD / shares in Units, shares in Thousands, CAD in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years	7 years
Stock or Unit Option Plan Expense | $	$ 97	$ 0
Executives and Directors [Member] | Canadian dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			665
Stock or Unit Option Plan Expense | CAD			CAD 347
Executives and Directors [Member] | Canadian dollars [Member] | Stock Option Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Aug. 18, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			CAD 1.89
Share Price			CAD 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			94.00%
Stock or Unit Option Plan Expense | CAD			CAD 9
Executives and Directors [Member] | Canadian dollars [Member] | Stock Option Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			648
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Aug. 18, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			CAD 2.43
Share Price			CAD 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			94.00%
Stock or Unit Option Plan Expense | CAD			CAD 338